Financial assets at fair value through other comprehensive income- Summary of equity securities designated as at fair value through other comprehensive income (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Carrying value	€ 2,753	€ 2,562
Dividend income	56	117
Investment in Bank of Beijing
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Carrying value	2,238	2,241
Dividend income	39	101
Investment in Van Lanschot Kempen
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Carrying value	232	51
Dividend income	12	2
Other Investments
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Carrying value	283	270
Dividend income	€ 5	€ 16